Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	142 days	1 year 69 days
Operating leases discount rates	4.75%
Rental expense	$ 312,675	$ 307,864	$ 195,326
Description of capital commitment	the Company paid a deposit of $465,143 for three office rooms in Japan with remaining balance of $628,083 to be paid. As of the issuance date of this consolidated financial statements, the Company fully paid the remaining balance